Nature of Business		5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 24, 2025	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2025
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Nature of Business
1.	Nature of Business
Forgent Intermediate LLC (the “Company”) designs, manufactures and sells electrical distribution eq ui
pment used in data centers, the power grid and industrial facilities. The Company specializes in producing custom products that are
“engineered-to-order”
for technically demanding applications. Major product categories of electrical distribution equipment that the Company sells include automatic transfer switches, dry type transformers, electrical houses, generator connection cabinets, liquid filled transformers, panelboards, power distribution units, power skids, remote power panels, switchboards, switchgear and tap boxes. The Company also provides on-site
commissioning and maintenance services for its products.

1.	Nature of Business
Forgent Intermediate LLC (the “Company”) designs, manufactures and sells electrical distribution equipment used in data centers, the power grid and industrial facilities. The Company specializes in producing custom products that are
“engineered-to-order”
for technically demanding applications. Major product categories of electrical distribution equipment that the Company sells include automatic transfer switches, dry type transformers, electrical houses, generator connection cabinets, liquid filled transformers, panelboards, power distribution units, power skids, remote power panels, switchboards, switchgear and tap boxes. The Company also provides on-site
commissioning and maintenance services for its products.
Forgent Intermediate LLC, formerly MGM Transformer Intermediate, LLC, is a Delaware limited liability company that was formed by affiliates of Neos Partners, LP (“Neos”) on September 8, 2023 (such date “Inception”), for the purpose of facilitating a transaction between one of its subsidiaries, US MetalCo Holdings LLC (“US MetalCo”), and MGM Transformer Company and other related entities (“MGM”). The Company is a wholly-owned subsidiary of Forgent Parent I LP (“Forgent Parent I”). An Equity Purchase Agreement (“MGM Agreement”) was entered into on October 30, 2023, to be effective at 11:59 p.m. Pacific time on October 31, 2023 (“MGM Acquisition Date”) by and among (i) US MetalCo and (ii) the sellers of MGM (“MGM Sellers”), whereby the MGM Sellers sold all of the outstanding equity interest in MGM in exchange for cash, equity in Forgent Parent I, and a payable, as set forth in the MGM Agreement (the “MGM Acquisition”). For the period from Inception to the MGM Acquisition Date, the Company’s and US MetalCo’s operations were related solely to organizational activities and the pursuit of the MGM Acquisition, for which it incurred transaction costs that were funded through equity contributions. The Company and US MetalCo (including its subsidiaries) did not hold any other assets or liabilities prior to the MGM Acquisition Date.
In the year ended June 30, 2024, the following acquisitions were completed:

•
Affiliates of Neos formed Forgent Parent II LP (“Forgent Parent II”) on February 15, 2024 and on March 13, 2024, a wholly-owned subsidiary of Forgent Parent II acquired all of the equity and controlling financial interests in Allied Trading, Inc., Ares Energy LP (formerly Ares Energy LLC), EMK Solutions and certain other subsidiaries or their predecessor entities (collectively referred to as “PwrQ”);

•
Affiliates of Neos formed Forgent Parent III LP (“Forgent Parent III”) on May 22, 2024 and on May 31, 2024, a wholly-owned subsidiary of Forgent Parent III acquired all of the equity and controlling financial interests in States Manufacturing LLC (“States”); and

•	On June 14, 2024, a wholly-owned subsidiary of the Company completed the acquisition of TriMagna Industries, LTD. and its subsidiary (collectively referred to as “VanTran”).
On March 25, 2025, Forgent Intermediate LLC formed a new subsidiary, Forgent Power Solutions LLC (“Opco”). On May 7, 2025, Forgent Intermediate LLC formed a new subsidiary, Forgent Intermediate II LLC and contributed all the equity interests of its subsidiaries to Forgent Intermediate II LLC. On May 8, 2025 (the “Combination Date”), Forgent Intermediate II LLC, Forgent Parent II and Forgent Parent III each contributed all the equity interests of their respective subsidiaries to Opco in exchange for Class A common units of Opco (the “Combination”) such that Opco obtained a controlling interest in PwrQ and States. As described in Note 2 Summary of Significant Accounting Policies, the Combination was accounted for as a transaction between entities under common control.

Forgent Power Solutions, Inc.
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Nature of Business
1. Nature of Business
Forgent Power Solutions, Inc. (the “Corporation”) was incorporated in Delaware on July 21, 2025. The Corporation will be a holding company and its principal asset will consist of an indirect controlling equity interest in Forgent Power Solutions LLC (“Opco”). As the sole managing member of Opco, the Corporation will operate and control all of the business and affairs of Opco, and through Opco and its subsidiaries, conduct its business.

1. Nature of Business
Forgent Power Solutions, Inc. (the “Corporation”) was incorporated in Delaware on July 21, 2025. The Corporation is a holding company, and its principal asset is an indirect controlling equity interest in Forgent Power Solutions LLC (“Opco”). As the sole managing member of Opco, the Corporation operates and controls all of the business and affairs of Opco, and through Opco and its subsidiaries, conduct its business.